Annual Operating Expenses - FidelityPuritanFund-KPRO - FidelityPuritanFund-KPRO - Fidelity Puritan Fund - Fidelity Puritan Fund - Class K	Oct. 30, 2024
Operating Expenses:
Management fee	0.39%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.40%

[1]	A Adjusted to reflect current fees.
[2]	B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.